Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Details Information About Intangible Assets

Details of intangible assets

	Software and Patents	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2023	114	604	718
Depreciation & impairment expense	(69)	-	(69)
Translation adjustments	1	22	22
Net book value as of December 31, 2023	46	626	671
Gross value at end of period	2,352	626	2,978
Accumulated depreciation and impairment at end of period	(2,306)	-	(2,306)

Net book value as of January 1, 2024	46	626	671
Additions	1,260	-	1,260
Depreciation & impairment expense	(758)	-	(758)
Translation adjustments	(20)	(37)	(58)
Net book value as of December 31, 2024	528	588	1,116
Gross value at end of period	3,435	588	4,024
Accumulated depreciation and impairment at end of period	(2,908)	-	(2,908)

Net book value as of January 1, 2025	528	588	1,116
Additions	1,173	-	1,173
Reclassification	-	(640)	(640)
Depreciation & impairment expense	(1,227)	-	(1,227)
Translation adjustments	61	51	113
Net book value as of December 31, 2025	535	-	535
Gross value at end of period	3,773	-	3,773
Accumulated depreciation and impairment at end of period	(3,238)	-	(3,238)